Investment properties (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of recognized in the Statements of Income
	06.30.2022	06.30.2021	06.30.2020
Rental and services income	27,281	18,093	28,092
Direct operating expenses	(9,191)	(7,264)	(19,909)
Development reimbursements	186	187	277
Net realized gain from fair value adjustment of investment properties (i) (ii)	13,980	17,745	2,793
Net unrealized (loss) / gain from fair value adjustment of investment properties	(330)	(30,487)	80,287

Schedule of fair value measurements of investment properties
				06.30.22		06.30.21		06.30.20
Description	Valuation technique	Parameters	Range fiscal year 2021 / 2019	Increase	Decrease	Increase	Decrease	Increase	Decrease
Shopping Malls (Level 3)	Discounted cash flows	Discount rate	14.53% / 12.18%	(5,864)	6,890	(6,297)	7,525	(10,474)	12,825
		Growth rate	2.4% / 2.3%	2,636	(2,234)	2,884	(2,414)	4,993	(4,077)
		Inflation	(*)	10,516	(8,704)	13,399	(11,052)	21,803	(17,936)
		Devaluation	(*)	(7,758)	9,482	(7,145)	8,732	(10,136)	12,389

Schedule of investment properties
	June 30, 2022		June 30, 2021
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	153,474	146,863	179,631	380,822
Additions	7,364	2,052	449	1,250
Capitalized leasing costs	23	19	21	15
Amortization of capitalized leasing costs (i)	(36)	(9)	(11)	(10)
Transfers / Reclassification to assets held for sale (iv)	62,350	(63,306)	(869)	-
Deconsolidation (ii)	-	-	-	(192,757)
Disposals (iii)	(29,116)	-	(35,135)	-
Currency translation adjustment	(34)	-	(20)	(20,262)
Net gain / (loss) from fair value adjustment	14,533	(883)	9,408	(22,195)
Fair value at the end of the year	208,558	84,736	153,474	146,863

Schedule of Group's borrowings and other payables
	06.30.2022	06.30.2021
Córdoba Shopping (i)	2,215	2,832
Total	2,215	2,832

Schedule of investment property of the Group
	06.30.2022	06.30.2021
Shopping Malls	90,142	83,331
Offices and other rental properties	74,338	122,477
Undeveloped parcels of land	127,956	88,851
Properties under development	567	5,441
Others	291	237
Total	293,294	300,337